Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings		$ 267,024	$ 281,659
Total current borrowings		45,504	39,804
Borrowings total amount	[1]	312,528	321,463	$ 260,661
At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		308,960	343,203
NCN [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		267,031	266,251
NCN [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		263,471	285,224
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		40,807	48,607
Bank Loans [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		39,006	49,530
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		281	1,042
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		281	1,042
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[2]	4,409	5,563
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[2]	$ 6,202	$ 7,407

[1]	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps. 16 and Ps. 25 as of June 30, 2019 and 2018.